Schedule H, Line 4i - Schedule of Assets (Held At End Of Year) (Details) - EBP 002	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Plan Name	OLD DOMINION 401(k) RETIREMENT PLAN
Entity Tax Identification Number	56-0751714
EBP, Plan Number	002
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 2,542,486,745
Investment, Identifier [Axis]: Collective Trust Funds: Kayne Anderson Rudnick, Mid Cap Core CIT Class 3
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Kayne Anderson Rudnick [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 3,585
Investment, Identifier [Axis]: Collective Trust Funds: Vanguard, Institutional 500 Index Trust Unit Class C
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 308,705,132
Investment, Identifier [Axis]: Collective Trust Funds: Vanguard, Institutional Total International Stock Market Index Trust Unit Class C
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 216,112,253
Investment, Identifier [Axis]: Fully Benefit-Responsive Investment Contract: Empower, E I Fixed Account - Series Class V, contract value
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Empower [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 125,030,278
Investment, Identifier [Axis]: Mutual Funds: American, Washington Mutual Fund - R6
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	American [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 51,560,065
Investment, Identifier [Axis]: Mutual Funds: JP Morgan, Smart Retirement 2025 Fund R5
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	JP Morgan [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 51,725,386
Investment, Identifier [Axis]: Mutual Funds: JP Morgan, Smart Retirement 2030 Fund R5
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	JP Morgan [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 90,918,998
Investment, Identifier [Axis]: Mutual Funds: JP Morgan, Smart Retirement 2035 Fund R5
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	JP Morgan [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 112,721,076
Investment, Identifier [Axis]: Mutual Funds: JP Morgan, Smart Retirement 2040 Fund R5
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	JP Morgan [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 92,836,658
Investment, Identifier [Axis]: Mutual Funds: JP Morgan, Smart Retirement 2045 Fund R5
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	JP Morgan [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 91,227,215
Investment, Identifier [Axis]: Mutual Funds: JP Morgan, Smart Retirement 2050 Fund R5
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	JP Morgan [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 88,622,240
Investment, Identifier [Axis]: Mutual Funds: JP Morgan, Smart Retirement 2055 Fund R5
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	JP Morgan [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 85,658,961
Investment, Identifier [Axis]: Mutual Funds: JP Morgan, Smart Retirement 2060 Fund R5
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	JP Morgan [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 44,437,381
Investment, Identifier [Axis]: Mutual Funds: JP Morgan, Smart Retirement 2065 Fund R5
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	JP Morgan [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 16,860,312
Investment, Identifier [Axis]: Mutual Funds: JP Morgan, Smart Retirement Income Fund R5
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	JP Morgan [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 24,142,309
Investment, Identifier [Axis]: Mutual Funds: JP Morgan, US Large Cap Core Plus Fund - Select
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	JP Morgan [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 62,464,213
Investment, Identifier [Axis]: Mutual Funds: Russell, US Small Cap Equity - Select
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Russell [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 26,823,375
Investment, Identifier [Axis]: Mutual Funds: Vanguard, Mid-Cap Index Fund Institutional Plus Shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 133,257,669
Investment, Identifier [Axis]: Mutual Funds: Vanguard, Small Cap Index Fund Institutional
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 20,133,530
Investment, Identifier [Axis]: Old Dominion Freight Line, Inc., Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Old Dominion Freight Line, Inc. [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 453,993,043
Investment, Identifier [Axis]: Participant Loans, 5.25% - 11.5%, maturing through December 2034
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 96,179,941
Investment, Identifier [Axis]: Pooled Separate Accounts: Capital Group, EuroPacific Growth SA
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Capital Group [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 38,328,268
Investment, Identifier [Axis]: Pooled Separate Accounts: Jennison, Large Cap Growth / Jennison Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Jennison [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 100,836,963
Investment, Identifier [Axis]: Pooled Separate Accounts: MetWest, Core Plus Bond Fund (IS Platform)
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	MetWest [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 193,297,325
Investment, Identifier [Axis]: Schwab, Self-directed brokerage accounts
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Schwab [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 16,610,569
Investment, Identifier [Axis]: Series of Transactions in Excess of Five Percent of Total Plan Assets: Vanguard Institutional 500 Index Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard [Member]
Investment, Identifier [Axis]: Series of Transactions in Excess of Five Percent of Total Plan Assets: Vanguard Institutional 500 Index Trust Unit Class C
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard [Member]
Investment, Identifier [Axis]: Series of Transactions in Excess of Five Percent of Total Plan Assets: Vanguard Institutional Total International Stock Market Index Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard [Member]
Investment, Identifier [Axis]: Series of Transactions in Excess of Five Percent of Total Plan Assets: Vanguard Institutional Total International Stock Market Index Trust Unit Class C
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard [Member]
Investment, Identifier [Axis]: Single Transactions in Excess of Five Percent of Total Plan Assets: Vanguard Institutional 500 Index Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard [Member]
Investment, Identifier [Axis]: Single Transactions in Excess of Five Percent of Total Plan Assets: Vanguard Institutional 500 Index Trust Unit Class C
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard [Member]
Investment, Identifier [Axis]: Single Transactions in Excess of Five Percent of Total Plan Assets: Vanguard Institutional Total International Stock Market Index Trust
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard [Member]
Investment, Identifier [Axis]: Single Transactions in Excess of Five Percent of Total Plan Assets: Vanguard Institutional Total International Stock Market Index Trust Unit Class C
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard [Member]
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	5.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	11.50%
EBP, Asset Held for Investment, Participant Loans, Maturity Date	2035-12